UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                                     --------

                                   FORM N-CSR
                                                     --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21472

                         ROBECO-SAGE TRITON FUND, L.L.C.
               (Exact name of registrant as specified in charter)
                                                     --------


                              120 Bloomingdale Road
                             White Plains, NY 10605
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

     REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-DIAL-SEI

                     DATE OF FISCAL YEAR END: MARCH 31, 2004

                    DATE OF REPORTING PERIOD: MARCH 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.

ROBECO-SAGE TRITON FUND, L.L.C.


Financial Statements

For the period September 30, 2003 (commencement of operations) through March 31, 2004

                                TABLE OF CONTENTS

Report of Independent Registered Public Accounting Firm........................1
Schedules of Investments.......................................................2
Statement of Assets and Liabilities............................................3
Statement of Operations........................................................4
Statement of Changes in Members' Capital.......................................5
Statement of Cash Flows........................................................6
Financial Highlights...........................................................7
Notes to Financial Statements..................................................8
Managers and Officers of the Funds............................................15

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and Members of
Robeco-Sage Triton Fund, LLC


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statement of operations, of changes in members' capital, of cash flows and the financial highlights present fairly, in all material respects, the financial position of Robeco-Sage Triton Fund, LLC (the "Fund") at March 31, 2004, the results of its operations for the period then ended, the changes in its members' capital and the financial highlights for the period September 30, 2003 (commencement of operations) through March 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments with the portfolio funds, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
May 26, 2004

                         Robeco-Sage Triton Fund, L.L.C.

                             Schedule of Investments

                                 March 31, 2004

                                                                                     % OF NET
PORTFOLIO FUND                                          COST            VALUE          ASSETS
---------------------------------------------------------------------------------------------

Alson Signature Fund Offshore Ltd                       660,000           718,638      3.44%
Alta Partners Investment Grade, Ltd                     667,788           671,683      3.22%
Amici Fund International, Ltd.                          660,000           749,456      3.59%
Aristeia International Ltd                              660,000           664,948      3.18%
AQR Absolute Return Offshore Fund (USD) II, Ltd.        660,000           670,757      3.21%
Beacon International Fund, Ltd                          660,000           712,974      3.41%
Cantillon World Ltd                                     500,000           532,031      2.55%
Chatham Asset High Yield Offshore Fund, Ltd.            350,000           353,436      1.69%
Citadel Kensington Global Strategies Fund Ltd.          800,000           849,650      4.07%
Clovis Capital Partners (Cayman) Ltd.                   660,000           769,375      3.68%
Criterion Capital Partners Ltd.                         400,000           379,995      1.82%
The Drake Absolute Return Fund, Ltd                     500,000           563,413      2.70%
Fir Tree International Value Fund, Ltd.                 660,000           683,193      3.27%
FrontPoint Offshore Value Discovery Fund, L.P.          660,000           727,132      3.48%
Glacis International Fund, Ltd.                         200,000           199,400      0.95%
Green Coast Offshore Ltd.                               660,000           675,525      3.23%
Greywolf Capital Overseas Fund                          600,000           637,878      3.05%
The Grossman Global Macro Hedge Fund, Ltd.              300,000           308,330      1.48%
Highbridge/Zwirn Special Opportunities Fund, Ltd.       660,000           694,895      3.33%
K Capital (US Dollar) Ltd.                              660,000           684,499      3.28%
Liberty Square Offshore Partners, Ltd.                  600,000           633,089      3.03%
Numeric U.S. Market Neutral Offshore Fund Ltd.          660,000           683,027      3.27%
O'connor Global Fundamental Long/Short Limited          660,000           671,819      3.22%
Perry Partners International, Inc.                      660,000           733,736      3.51%
RedSky Horizon Fund, Ltd.                               660,000           665,286      3.19%
Redwood Offshore Fund, Ltd.                             660,000           820,224      3.93%
Sagamore Hill Fund Ltd.                                 660,000           699,336      3.35%
Satellite Credit Opportunities Fund, Ltd.               660,000           711,684      3.41%
Shepherd Investments International Ltd.                 660,000           699,020      3.35%
Stadia Capital Ltd.                                     800,000           836,739      4.01%
Welch Entrepreneurial Fund, Ltd.                        660,000           711,873      3.41%
Wexford Offshore Spectrum Fund                          660,000           724,349      3.47%
                                                     ----------------------------------------
            Total                                    19,577,788        20,837,390     99.78%

The aggregate cost of investments for tax purposes was $19,577,788. Net unrealized appreciation on investments for tax purposes was $1,259,602 consisting of $1,280,207 of gross unrealized appreciation and $20,605 of gross unrealized depreciation.

The investments in portfolio funds shown above, representing 99.78% of Members' Capital, have been fair valued as described in Note 2.B.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         Robeco-Sage Triton Fund, L.L.C.

                       Statement of Assets and Liabilities

                                 March 31, 2004

ASSETS
Investments in portfolio funds, at value (cost $19,577,788)         $ 20,837,390
Cash                                                                     105,919
Receivable from investment fund                                           64,039
Due from investment manager                                              286,155
Deferred offering costs                                                   58,000
                                                                    ------------
            Total assets                                              21,351,503
                                                                    ------------

LIABILITIES

Organizational costs payable                                             197,000
Offering costs payable                                                   116,000
Management fees payable                                                   78,014
Administration fee payable                                                25,000
Board of Manager's fees payable                                            6,000
Other accrued expenses                                                    45,644
                                                                    ------------
            Total liabilities                                            467,658
                                                                    ------------

            NET ASSETS                                              $ 20,883,845
                                                                    ============

MEMBERS' CAPITAL

Net capital                                                           19,624,243
Net unrealized appreciation on investments in portfolio funds          1,259,602
            Members' Capital                                        ------------
                                                                    $ 20,883,845
                                                                    ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         Robeco-Sage Triton Fund, L.L.C.

                             Statement of Operations

         For the period September 30, 2003 (commencement of operations)
                             through March 31, 2004

Investment Income:

        Interest                                                    $       122
                                                                    -----------

Expenses:

        Management fee                                                  141,247
        Organizational expenses                                         197,000
        Administration fees                                              25,000
        Amortization of offering costs                                   58,000
        Professional fees                                                60,805
        Board of Managers' fees                                           6,000
        Custodian fees                                                      940
        Other expenses                                                    8,913
                                                                    -----------
                  Total expenses                                        497,905
                                                                    -----------
                  Fund expenses reimbursed                             (286,155)
                                                                    -----------
Net Expenses                                                            211,750
                                                                    -----------
Net Investment Loss                                                    (211,628)
                                                                    -----------

Net Loss on Investments Funds Sold                                      (14,129)
Net Change in Unrealized Appreciation on
        Investments in Portfolio Funds                                1,259,602
                                                                    -----------
Net Increase in Members' Capital Derived
        from Investment Activities                                  $ 1,033,845
                                                                    ===========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         Robeco-Sage Triton Fund, L.L.C.

                    Statement of Changes in Members' Capital

         For the period September 30, 2003 (commencement of operations)
                             through March 31, 2004

From Investment Activities:
        Net investment loss*                                        $ (211,628)
        Net gain on portfolio funds sold                               (14,129)
        Net change in unrealized appreciation on
                investments in portfolio funds                        1,259,602
                                                                    -----------
                       Net increase in Members' Capital
                               derived from investment activities     1,033,845
                                                                    -----------

Members' Capital Transactions :
        Proceeds from the sales of Interests                         19,850,000
                                                                    -----------

Net Increase in Members' Capital                                     20,883,845
                                                                    -----------
Members' Capital at Beginning of Period                                      --
                                                                    -----------
Members' Capital at End of Period                                   $20,883,845
                                                                    ===========

*Investment income less net expenses.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         Robeco-Sage Triton Fund, L.L.C.

                             Statement of Cash Flows

         For the period September 30, 2003 (commencement of operations)
                             through March 31, 2004

CASH FLOWS USED IN OPERATING ACTIVITIES
Purchases of Portfolio Funds                                       $(20,897,788)
Sale of Portfolio Funds                                               1,305,871
Net investment loss                                                    (211,628)
Adjustments to reconcile net investment loss to net
           cash used in operating activities:
                     Increase in due from investment manager           (286,155)
                     Increase in deferred offering costs                (58,000)
                     Increase in receivable from portfolio fund         (64,039)
                     Increase in offering costs payable                 116,000
                     Increase in organizational costs payable           197,000
                     Increase in administration fees payable             25,000
                     Increase in investment manager fees payable         78,014
                     Increase in Board of Managers' fees payable          6,000
                     Increase in other accrued expenses                  45,644
                                                                   ------------
Net cash used in operating activities                               (19,744,081)
                                                                   ------------

CASH FLOWS FROM FINANCING ACTIVITIES
Sales of Interests                                                   19,850,000
                                                                   ------------
Net cash provided by Financing Activities                            19,850,000
                                                                   ------------

Net increase in cash and cash equivalents                               105,919
Cash and cash equivalents, beginning of period                               --
                                                                   ------------
Cash and cash equivalents, end of period                           $    105,919
                                                                   ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         Robeco-Sage Triton Fund, L.L.C.

                              Financial Highlights
         For the period September 30, 2003 (commencement of operations)
                             through March 31, 2004

Total Return (1)                                                           2.50%

Net assets, end of period (000's)                                       $20,884

Ratio to average net assets:
          Expenses, before waivers and
                    reimbursements (2) (3)                                 5.29%
          Expenses, net of waivers and
                    reimbursements (2) (3)                                 2.25%
          Net investment loss, before waivers and
                    reimbursements (3)                                    -5.29%
          Net investment loss, net of waivers and
                    reimbursements (3)                                    -2.25%

Portfolio turnover rate (4)                                                7.18%


(1) Total return is for the period indicated and has not been annualized.
(2) Expense ratios of underlying funds are not included in the expense ratio.
(3) Annualized.
(4) Not annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          Robeco-Sage Triton Fund, LLC

                          Notes to Financial Statements
                                 March 31, 2004

1. ORGANIZATION

The Robeco-Sage Triton Fund, L.L.C. (the "Fund") was formed in the state of Delaware as a limited liability company. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund is a fund-of-funds. The Fund's investment objective is to achieve long term capital appreciation while attempting to reduce risk and volatility. The Fund intends to accomplish its investment objective by investing its assets primarily in foreign private investment funds, joint ventures, investment companies, and other similar investment vehicles ("Portfolio Funds") that are managed by a select group of portfolio managers ("Portfolio Managers") that invest in a variety of financial markets and utilize a broad range of alternative investment strategies. Robeco-Sage Capital Management, L.L.C. serves as the Investment Manager to the Fund. The Fund commenced operations on September 30, 2003.

The Fund may offer, from time to time, to repurchase outstanding Interests pursuant to written tenders by Members. Repurchase offers will be made at such times and on such terms as may be determined by the Fund's Board of Managers (the "Board") in its sole discretion. The Adviser currently expects that it will recommend to the Board that the Fund offer to repurchase Interests no later than March 31, 2005, and thereafter as of the last business day of March, June, September and December.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Fund:

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

                         Robeco-Sage Triton Fund, L.L.C.

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. Portfolio Valuation

The net asset values of the Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, as determined by the Fund's Investment Manager under the general supervision of the Board. Such fair value generally represents the Fund's pro-rata interest in the net assets of a Portfolio Fund as provided by the Portfolio Funds. The Investment Manager considers information provided by the Portfolio Funds regarding the methods they use to value underlying investments in the Portfolio Funds in determining fair value.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

C. Fund Expenses

The Fund bears its own expenses including, but not limited to: any taxes; organizational expenses; offering costs; investment-related expenses incurred by the Fund (e.g., fees and expenses charged by the Portfolio Managers and Portfolio Funds); placement fees; professional fees, and custody and administrative fees. The Investment Manager has contractually agreed to waive its fees or pay or absorb the ordinary operating expenses of the Fund to the extent necessary to limit the Fund's expenses at 2.25% per annum of the average monthly net assets.

D. Income Taxes

The Fund intends to be treated as a partnership for Federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to the Member's distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

                            Robeco-Sage Triton Fund, L.L.C.

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E.  Distribution Policy

The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

F.  Distributions from Portfolio Funds

Distributions from Portfolio Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distribution will be classified as investment income.

G.  Cash and Cash Equivalents

The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents.

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Fund will pay the Investment Manager quarterly, in arrears, a management fee (the "Management Fee") at the annual rate of 1.50% of the average net assets of the Fund during each calendar quarter (before any repurchases, and after any sale, of Interests). The Investment Manager is responsible for providing day-to-day investment management services to the Fund, and for providing various administrative services to the Funds.

SEI Investments Global Funds Services (the "Administrator") provides certain administration, accounting and investor services for the Fund. In consideration for such services, the Fund will pay the Administrator a monthly fee based on month-end net assets at an annual rate of up to 0.12%, subject to certain fee minimums, and will reimburse the Administrator for certain out-of-pocket expenses.

SEI Private Trust Company acts as custodian (the "Custodian") for the Fund's assets. In consideration for such services, the Fund will pay the Custodian, a monthly fee, based on month-end net assets, at an annual rate of up to 0.01%.

                         Robeco-Sage Triton Fund, L.L.C.

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

Each Member of the Board who is not an "interested person" of the Fund as defined by the 1940 Act receives an annual fee of $4,000. Any Board Member who is an "interested person" does not receive any annual or other fee from the Funds. All Board Members are reimbursed by the Fund for reasonable out-of-pocket expenses.

Net profits or net losses of the Fund for each fiscal period are allocated among and credited to or debited against the capital accounts of Members as of the last day of each fiscal period in accordance with each Member's respective investment percentage in the Fund. Net profits or net losses are measured as the net change in the value of the net assets of the Fund during a fiscal period, before giving effect to any repurchases of Interest in the Fund, and excluding the amount of any items to be allocated among the capital accounts of the Members of the Fund, other than in accordance with the Members' respective investment percentages.

4. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these Portfolio Funds is limited to the value of these investments reported by the Portfolio Funds.

5. CONCENTRATION OF RISK

The Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Portfolio Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Funds' net asset value.

The Fund may invest in a limited number of Portfolio Funds. Such concentration may result in additional risk.

                         Robeco-Sage Triton Fund, L.L.C.

Various risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks relating to the limited liquidity of Interests.

One hundred percent of the Members' interests are held by entities that are related to the Investment Manager.

6. INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. INITIAL OFFERING COSTS AND ORGANIZATIONAL EXPENSES

The Fund incurred initial offering costs totaling approximately $116,000 comprised principally of legal costs pertaining to the preparation of the Fund's offering documents. These costs are being amortized over a twelve-month period.

Costs incurred in connection with the organization of the Fund were expensed at the commencement of operations and were subject to the Expenses Limitation and Reimbursement Agreement with the Investment Manager.

8.  INVESTMENT TRANSACTIONS

For the period September 30, 2003 (commencement of operations) through March 31, 2004, the Fund had purchases of $20,897,788 and sales of investments of $1,305,871.

9. INVESTMENTS

As of March 31, 2004, the Fund had investments in thirty-two Portfolio Funds, none of which were related parties. The following table lists the Fund's investments in Portfolio Funds as of March 31, 2004. The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of 1.0% to 2.0% (per annum) of the net assets and incentive fees or allocations of 10% to 20% of net profits earned. The Portfolio Funds provide for periodic redemptions,

                         Robeco-Sage Triton Fund, L.L.C.

9. INVESTMENTS (CONTINUED)

with lock-up provisions ranging from 3 months to 2 years from initial investment. The liquidity provisions shown in the table apply after the lock-up provisions.

PORTFOLIO FUND                                                 INVESTMENT STRATEGY               LIQUIDITY
-------------------------------------------------------------------------------------------------------------

Alson Signature Fund Offshore Ltd                              Long/Short Equity                 Quarterly
Alta Partners Investment Grade, Ltd                            Convertible Arbitrage             Quarterly
Amici Fund International, Ltd.                                 Long/Short Equity                 Quarterly
Aristeia International Ltd Class A                             Convertible Arbitrage             Quarterly
AQR Absolute Return Offshore (USD) Fund II Ltd.                Multi-Strategy Relative Value     Quarterly
Beacon International Fund, Ltd                                 Long/Short Equity                 Quarterly
Cantillon World Ltd                                            Long/Short Equity                 Monthly
Chatham Asset High Yield Offshore Fund, Ltd.                   High-Yield Trading                Quarterly
Citadel Kensington Global Strategies Fund Ltd                  Multi-Strategy Relative Value     Quarterly
Clovis Capital Partners (Cayman) Ltd.                          Long/Short Equity                 Monthly
Criterion Capital Partners Ltd.                                Long/Short Equity                 Quarterly
The Drake Absolute Return Fund, Ltd                            Fixed Income Arbitrage            Quarterly
Fir Tree International Value Fund, Ltd.                        Event-Driven                      Annually
FrontPoint Offshore Value Discovery Fund, L.P.                 Long/Short Equity                 Quarterly
Glacis International Fund, Ltd.                                Statistical Arbitrage             Quarterly
Green Coast Offshore Ltd                                       Long/Short Equity                 Quarterly
Greywolf Capital Overseas Fund                                 Distressed                        Quarterly
The Grossman Global Macro Hedge Fund, Ltd.                     Macro                             Monthly
Highbridge/Zwirn Special Opportunities Fund, Ltd.              Distressed                        Bi-annually
K Capital (US Dollar) Ltd.                                     Event-Driven                      Quarterly
Liberty Square Offshore Partners, Ltd.                         Long/Short Equity                 Quarterly
Numeric U.S. Market Neutral Offshore Fund Ltd.                 Equity Market Neutral             Monthly
O'connor Global Fundamental Long/Short Limited                 Equity Market Neutral             Quarterly
Perry Partners International, Inc.                             Event-Driven                      Quarterly
RedSky Horizon Fund, Ltd.                                      Equity Market Neutral             Quarterly
Redwood Offshore Fund, Ltd.                                    Distressed                        Bi-annually
Sagamore Hill Fund Ltd.                                        Multi-Strategy Relative Value     Quarterly
Satellite Credit Opportunities Fund, Ltd.                      Distressed                        Quarterly
Shepherd Investments International Ltd.                        Multi-Strategy Relative Value     Quarterly
Stadia Capital Ltd.                                            Long/Short Equity                 Quarterly
Welch Entrepreneurial Fund, Ltd.                               Long/Short Equity                 Quarterly
Wexford Offshore Spectrum Fund                                 Macro                             Quarterly

                         Robeco-Sage Triton Fund, L.L.C.

10. SUBSEQUENT EVENTS

Through May 1st, 2004, the Fund received contributions of $3,000,000.

                              Robeco-Sage Triton Fund, L.L.C.

                     Managers and Officers of the Funds (unaudited)

                               as of March 31, 2004

------------------------------------------------------------------------------------------------------------
                    TERM OF        PRINCIPAL                   NUMBER OF        OTHER
NAME, AGE,          OFFICE         OCCUPATION                  FUNDS IN         DIRECTORSHIPS
AND POSITION        AND            DURING PAST 5               FUND             HELD BY
WITH THE            LENGTH         YEARS                       COMPLEX          MANAGERS
FUND                OF TIME                                    OVERSEEN BY
                    SERVED                                     MANAGER
------------------------------------------------------------------------------------------------------------
DISINTERESTED
MANAGERS

------------------------------------------------------------------------------------------------------------
Richard Pollack,    Indefinite      1/2000 - present,          0                  0
45, Manager                         Consultant, Ferguson
                                    Pollack Kern Consulting
                                    LLC

                                    12/94 - 12/99, General
                                    Counsel, Weiss Peck &
                                    Greer LLC

------------------------------------------------------------------------------------------------------------
Lawrence            Indefinite      11/2001 - present, Chief   0                  0
Robin, 36,                          Financial Officer, Calvin
Manager                             Klein Jeans

                                    6/93 - 5/2001,
                                    Controller, Global
                                    Household Brands

------------------------------------------------------------------------------------------------------------
Michael Weiss,      Indefinite      1/2003 - present,          0                  5/96 - present, Vice
37, Manager                         Chairman and Chief                            Chairman of Board of
                                    Executive Officer,                            Directors, Genta
                                    Keryx                                         Incorporated
                                    Biopharmaceuticals

                                    12/2002 - 12/2003,
                                    Chairman, ACCESS
                                    Oncology, Inc.

                                    2/2002 - 12/2002,
                                    Executive Chairman,
                                    ACCESS Oncology, Inc.

                                    5/99 - 2/2002, Chairman
                                    and Chief Executive
                                    Officer, ACCESS
                                    Oncology, Inc.

                                    11/93 - 3/99, Senior
                                    Managing Director,
                                    Paramount Capital, Inc.

------------------------------------------------------------------------------------------------------------

                        Robeco-Sage Triton Fund, L.L.C.

             Managers and Officers of the Funds (continued) (unaudited)

                               as of March 31, 2004


------------------------------------------------------------------------------------------------------------
                    TERM OF         PRINCIPAL                  NUMBER OF        OTHER
NAME, AGE,          OFFICE AND      OCCUPATION                 FUNDS IN FUND    DIRECTORSHIPS
AND POSITION        LENGTH          DURING PAST 5              COMPLEX          HELD BY
WITH THE            OF TIME         YEARS                      OVERSEEN BY      MANAGERS
FUND                SERVED                                     MANAGER
------------------------------------------------------------------------------------------------------------
INTERESTED MANAGER

------------------------------------------------------------------------------------------------------------
Timothy J.          Indefinite      1/2003 - present, Head of  0                0
Stewart*, 29,                       Operations, Robeco-Sage
Manager,                            Capital Management,
President and                       L.L.C.
Chief Executive
Officer                             2/2000 - 1/2003,
                                    Analyst Robeco-Sage
                                    Capital Management,
                                    L.L.C.
------------------------------------------------------------------------------------------------------------
OFFICERS WHO
ARE NOT
MANAGERS
------------------------------------------------------------------------------------------------------------
Nathan Peters,      Indefinite      10/2002 - present,         N/A              N/A
Chief Financial                     Analyst, Robeco-Sage
Officer                             Capital Management,
                                    L.L.C.

                                    4/2002 - 7/2002,
                                    Consultant, Jeffrey
                                    Slocum & Associates

                                    8/2000 - 4/2002 -
                                    Analyst, Jeffrey Slocum &
                                    Associates

------------------------------------------------------------------------------------------------------------

*Manager who is an "interested person" (as defined by the 1940 Act) of the Company because of his affiliation with the Adviser and its affiliates.

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. For the fiscal year end March, 31, 2004, there were no amendments to a provision of its code if ethics, nor were there any waivers granted from a provision of the code of ethics. A copy of its code of ethics is filed with this form N-CSR under Item 11(a)(1).

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of managers has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Lawrence Robin. Mr. Robin is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers, LLP related to the Fund.

PricewaterhouseCoopers, LLP billed the Fund aggregate fees for services rendered to the Fund for the last fiscal year as follows:



---------------------- -----------------
                         2004
------- -------------- -----------------
                       All fees and
                       services to the
                       Trust that were
                       pre-approved


------- -------------- -----------------
(a)     Audit          $33,000
        Fees(1)

------- -------------- -----------------
(b)     Audit-Related  $0
        Fees

------- -------------- -----------------
(c)     Tax Fees       $0

------- -------------- -----------------
(d)     All            $0
        Other
        Fees(2)

------- -------------- -----------------

Notes:
    (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

    (2) Non-audit fees include amounts related to advisory services provided for our analysis of expense classifications for a fund complex administered by SEI and advisory services provided for bench marking and best practice study results for mutual fund operations.

 (e)(1)  Not Applicable.

 (e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- -----------------
                                                   2004
                ---------------------------- -----------------
                 Audit-Related Fees                  $0

                ---------------------------- -----------------
                 Tax Fees                            $0

                ---------------------------- -----------------
                 All Other Fees                      $0

                ---------------------------- -----------------


 (f)     Not Applicable.

 (g) The aggregate non-audit fees and services billed by PricewaterhouseCoopers, LLP for the last fiscal year was $0 for 2004.

 (h)     Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS
The schedule is included as part of the report to shareholders filed under
Item 1 of this form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Robeco-Sage Capital Management, LLC (the "Adviser") provides investment advisory services to private investment funds, whose investment program primarily involves investing fund assets in private investment funds (each, a "Fund" and collectively, the "Funds"). The Adviser has authority to vote proxies relating to, or give approval/consent to amendments proposed by, such Funds.

The Securities and Exchange Commission (the "SEC") has adopted Rule 206(4)-6 under the Investment Advisers Act. Under this rule, registered investment advisers that exercise voting authority over client securities are required to implement proxy voting policies and describe those policies to their clients.

The Investment Committee is responsible for making all proxy voting decisions in accordance with these proxy voting policy and procedures (the "Policies"). The Head of Operations & Administration is responsible for the actual voting of all proxies in a timely manner, while the Compliance Committee is responsible for monitoring the effectiveness of the Policies. (See Section IV. "Procedures for Proxies".)

The Policies attempt to generalize a complex subject. The Adviser may, from time to time, determine that it is in the best interests of its fund to depart from specific policies described herein. The rationale for any such departure will be memorialized in writing by the Compliance Committee.

I.       GENERAL POLICY


The general policy is to vote proxy proposals, amendments, consents or resolutions relating to Funds (collectively, "proxies") in a manner that serves the best interests of the fund managed by the Adviser, as determined by the Adviser in its discretion, taking into account relevant factors, including:


         - the impact on the value of the returns of the Fund;

         - the attraction of additional capital to the Fund;

         - alignment of Management's (as defined below) interests with Fund Owners' (as defined below) interests, including establishing appropriate incentives for Management;

         - the costs associated with the proxy;

         - impact on redemption or withdrawal rights;

         - the continued or increased availability of portfolio information; and

         - industry and business practices.

II.      Specific Policies

         A.  Routine Matters


         Routine matters are typically proposed by Management of a company and meet the following criteria: (i) they do not measurably change the structure, management, control or operation of the Fund; (ii) they do not measurably change the terms of, or fees or expenses associated with, an investment in the Fund; and (iii) they are consistent with customary industry standards and practices, as well as the laws of the state of incorporation applicable to the Fund.

         For routine matters, the Adviser will vote in accordance with the recommendation of the Fund's management, directors, general partners, managing members or trustees (collectively, the "Management"), as applicable, unless, in the Adviser's opinion, such recommendation is not in the best interests of the fund.

         The Adviser will generally vote for the following proposals:

                  To change capitalization, including to increase authorized common shares or to increase authorized preferred shares as long as there are not disproportionate voting rights per preferred share.
                  To elect or re-elect Board members.
                  To appoint or elect auditors.
                  To set time and location of annual meeting.
                  To establish a master/feeder structure without a significant increase in fees or expenses.
                  To change the fiscal year or term of the Fund.
                  To change in the name of the Fund.

         B.  Non-Routine Matters


         Non-routine matters involve a variety of issues and may be proposed by Management or beneficial owners of a Fund (i.e., shareholders, members, partners, etc. (collectively, the "Owners")). These proxies may involve one or more of the following: (i) a measurable change in the structure, management, control or operation of the Fund; (ii) a measurable change in the terms of, or fees or expenses associated with, an investment in the Fund; or (iii) a change that is inconsistent with industry standards and/or the laws of the state of formation applicable to the Fund.

                  1.  Structure, Management and Investment Authority

                  On a case-by-case basis, the Adviser will decide the following matters, taking into account these Policies and factors relevant to each proxy, as discussed below.

                  a. Approval or Renewal of Investment Advisory Agreements

                           i.    proposed and current fee schedules

                           ii.   performance history of the Fund

                           iii.  continuation of management talent

                           iv. alignment of interests between Management and Owners

                  b. Termination or Liquidation of the Fund

                           i.    terms of liquidation

                           ii.   past performance of the Fund

                           iii.  strategies employed to save the Fund

                  c.  Increases in Fees or Expenses

                           i.   comparison to industry standards

                           ii. potential impact on the value of the returns of the Fund

                           iii. retention of management talent

                  2.  Share Classes and Voting Rights

                  Unless exceptional circumstances exist, the Adviser will vote against the following proposals:

                  a. To establish a class or classes with terms that may
                     disadvantage other classes.

                  b. To introduce unequal voting rights.

                  c. To change the amendment provisions of an entity by removing investor approval requirements.

         C.  All Other Matters

         All other decisions regarding proxies will be determined on a case-by-case basis taking into account the general policy, as set forth above.

         D.  Abstaining from Voting or Affirmatively Not Voting

         The Adviser will abstain from voting (which generally requires submission of a proxy voting card) or affirmatively decide not to vote if the Adviser determines that abstaining or not voting is in the best interests of the fund. In making such a determination, the Adviser will consider various factors, including, but not limited to: (i) the costs associated with exercising the proxy (e.g. translation or travel costs); and (ii) any legal restrictions on trading resulting from the exercise of a proxy. The Adviser will not abstain from voting or affirmatively decide not to vote a proxy if the fund is a plan asset fund subject to the requirements of the Employee Retirement Income Security Act of 1974, as amended.

III.     Conflicts of Interest

         At times, conflicts may arise between the interests of the fund, on the one hand, and the interests of the Adviser or its affiliates, on the other hand. If the Adviser determines that it has, or may be perceived to have, a conflict of interest when voting a proxy, the Adviser will address matters involving such conflicts of interest as follows:

         A. if a proposal is addressed by the specific policies herein, the Adviser will vote in accordance with such policies;

         B. if the Adviser believes it is in the best interests of the fund to depart from the specific policies provided for herein, the Adviser will be subject to the requirements of C or D below, as applicable;

         C. if the proxy proposal is (1) not addressed by the specific policies or (2) requires a case-by-case determination by the Adviser, the Adviser may vote such proxy as it determines to be in the best interests of the fund, without taking any action described in D below, provided that such vote would be against the Adviser's own interest in the matter (i.e. against the perceived or actual conflict). The Adviser will memorialize the rationale of such vote in writing; and

         D. if the proxy proposal is (1) not addressed by the specific policies or (2) requires a case-by-case determination by the Adviser, and the Adviser believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then the Adviser must take one of the following actions in voting such proxy: (a) delegate the voting decision for such proxy proposal to an independent third party; (b) delegate the voting decision to an independent committee of partners, members, directors or other representatives of the fund, as applicable; (c) inform the investors in a fund of the conflict of interest and obtain consent (majority consent in the case of a fund) to vote the proxy as recommended by the Adviser; or (d) obtain approval of the decision from the Adviser's Compliance Committee.

IV.      Procedures for Proxies

         The Investment Committee will be responsible for determining whether each proxy is for a "routine" matter or not, as described above. All proxies identified as "routine" will be voted by the Investment Committee in accordance with the Policies.

         Any proxies that are not clearly "routine" will be submitted to the Investment Committee, which will determine how to vote each such proxy by applying the Policies. Upon making a decision, the proxy will be executed and returned to the Head of Operations & Administration for submission to the company. Upon receipt of an executed proxy, the Head of Operations & Administration will update the fund's proxy voting record. The Head of Operations & Administration is responsible for the actual voting of all proxies in a timely manner. The Compliance Committee is responsible for monitoring the effectiveness of the Policies.

         In the event the Adviser determines that the fund should rely on the advice of an independent third party or a committee regarding the voting of a proxy, the Adviser will submit the proxy to such third party or committee for a decision. The Head of Operations & Administration will execute the proxy in accordance with such third party's or committee's decision.

V.       Record of Proxy Voting

         The Head of Operations & Administration will maintain, or have available, written or electronic copies of each proxy statement received and of each executed proxy.

         The Head of Operations & Administration will also maintain records relating to each proxy, including (i) the determination as to whether the proxy was routine or not; (ii) the voting decision with regard to each proxy; and (iii) any documents created by the Investment Committee, or others, that were material to making the voting decision.

         The Adviser will maintain a record of each written request from an investor in a fund for proxy voting information and the Adviser's written response to any request (oral or written) from an investor in a fund for proxy voting information.

         The Head of Operations & Administration will maintain such records in its offices for two years and for an additional three years in an easily accessible place.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(a)(3) Not applicable.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Robeco-Sage Triton Fund, LLC


By (Signature and Title)*                                /s/ Timothy J. Stewart
                                                         ----------------------
                                                         Timothy J. Stewart
                                                         Chief Executive Officer

Date:  June 4, 2004




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                                /s/ Timothy J. Stewart
                                                         ----------------------
                                                         Timothy J. Stewart
                                                         Chief Executive Officer

Date:  June 4, 2004


By (Signature and Title)*                                /s/ Nathan Peters
                                                         -----------------------
                                                         Nathan Peters
                                                         Chief Financial Officer

Date:  June 4, 2004

* Print the name and title of each signing officer under his or her signature.